Cover	May 15, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 15, 2023
Entity File Number	001-36400
Entity Registrant Name	ASHFORD INC.
Entity Central Index Key	0001604738
Entity Tax Identification Number	84-2331507
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	14185 Dallas Parkway
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75254
City Area Code	972
Local Phone Number	490-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	AINC
Security Exchange Name	NYSEAMER
Preferred Stock Purchase Rights [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Trading Symbol	True
Security Exchange Name	NYSEAMER